Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of net debt

	Notes	June 30, 2025	December 31, 2024
Loans and borrowings		17,146	14,792
Leases	22(b)	699	713
Gross debt		17,845	15,505

(-) Cash and cash equivalentes		5,514	4,953
(-) Short-term investments (i)		182	53
Net debt		12,149	10,499

(i) Substantially comprises investments in senior notes and exclusive investment fund, which portfolio is made by committed transactions and certificate of deposits (“CDB”).

Schedule of cash and cash equivalents

	June 30, 2025	December 31, 2024
R$	2,017	1,709
US$	3,327	3,048
Other currencies	170	196
Total	5,514	4,953

Schedule of total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Quoted in the secondary market:
US$ Bonds	6.05%	–	–	7,607	7,187
R$ Debentures	7.06%	57	68	2,291	1,191
Debt contracts in Brazil in (ii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.96%	44	41	112	143
Basket of currencies and bonds in US$ indexed to SOFR	6.03%	–	–	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.48%	400	716	6,249	5,042
Other currencies, with fixed interest	4.83%	12	11	43	50
Other currencies, with variable interest	3.80%	–	–	9	9
Accrued charges		172	184	–	–
Total		685	1,020	16,461	13,772

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of June 30, 2025.

(ii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.21% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2025	513	494
2026	135	977
2027	1,690	912
2028	941	860
From 2029 to 2031	4,875	2,055
2032 onwards	8,820	4,498
Total	16,974	9,796

(i) Based on interest rate curves and foreign exchange rates applicable as of June 30, 2025 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.